Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (2,107,118)	$ (3,586,857)	$ (3,189,448)
Net cash provided by financing activities	14,799,107	200,000	1,472,592
Effect of exchange rate changes on cash	101,905	97,179	569
Net increase (decrease) in cash and cash equivalents	12,793,894	(3,289,678)	(1,716,287)
Cash and cash equivalents, at the beginning of the year	181,513	3,471,191	5,187,478
Cash, cash equivalents at the end of the year	$ 12,975,407	$ 181,513	$ 3,471,191